Trade and other receivables	9 Months Ended
Sep. 30, 2019
Trade and other receivables
Trade and other receivables

6.Trade and other receivables

As of September 30, 2019, trade and other receivables consisted of the following:

	Total as of	Expected credit loss	Net as of
	September 30,	allowance/ Provision for	September 30,
	2019	impairment	2019
Cash receivable from agents	3,851	(221)	3,630
Deposits issued to merchants	1,977	(12)	1,965
Commissions receivable	177	(22)	155
Advances issued	427	(1)	426
Other receivables	151	(54)	97
Total trade and other receivables	6,583	(310)	6,273

As of December 31, 2018, trade and other receivables consisted of the following:

	Total as of	Expected credit loss	Net as of
	December 31,	allowance/ Provision for	December 31,
	2018	impairment	2018
Cash receivable from agents	4,207	(270)	3,937
Deposits issued to merchants	2,975	(16)	2,959
Commissions receivable	559	(21)	538
Advances issued	287	(12)	275
Other receivables	380	(47)	333
Total trade and other receivables	8,408	(366)	8,042

The amounts in the tables show the maximum exposure to credit risk regarding Trade and other receivables. The Group has no internal grading system of Trade and other receivables for credit risk rating grades analysis. Receivables are non-interest bearing, except for agent receivables bearing, generally, interest rate of 20%-36% per annum and credit terms generally do not exceed 30 days. There is no requirement for collateral for customers to receive credit.

An analysis of the changes in the ECL allowances due to changes in the corresponding gross carrying amounts for the nine months ended September 30, 2019 and September 30, 2018, was the following:

	2018	2019
ECL allowance as of January 1,	(578)	(366)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(34)	(16)
Amounts written off	139	72
ECL allowance as of September 30,	(473)	(310)

An analysis of the changes in the ECL allowances due to changes in the corresponding gross carrying amounts for the three months ended September 30, 2019 and September 30, 2018, was the following:

	2018	2019
ECL allowance as of July 1,	(471)	(271)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(16)	(39)
Amounts written off	14	—
ECL allowance as of September 30,	(473)	(310)